THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 40.3%
	COMMODITY - 1.0%
1,222	SPDR Gold Shares(a),(b)			$ 297,019

	FIXED INCOME - 39.3%
55,620	iShares 0-3 Month Treasury Bond ETF			5,602,046
61,020	SPDR Bloomberg 1-3 Month T-Bill ETF(d)			5,602,247
				11,204,293

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,478,478)			11,501,312

	SHORT-TERM INVESTMENTS — 56.0%
	MONEY MARKET FUNDS - 56.0%
3,350,383	DWS Government Money Market Series Institutional Class, Institutional Class, 4.88%(c)			3,350,383
3,350,383	Fidelity Government Portfolio Class I, Institutional Class, 4.84%(c)			3,350,383
3,350,383	First American Government Obligations Fund Class Z, Class Z, 4.79%(c)			3,350,383
2,577,421	First American Government Obligations Fund Class Z, Class Z, 4.79%(b)(c)			2,577,421
3,350,383	Invesco Treasury Portfolio Institutional Class, Institutional Class, 4.81%(c)			3,350,383
	TOTAL MONEY MARKET FUNDS (Cost $15,978,953)			15,978,953

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,978,953)			15,978,953

Units	COLLATERAL FOR SECURITIES LOANED — 20.1%
5,718,750	Mount Vernon Liquid Assets Portfolio, LLC, , 5.02%(c)(e)			5,718,750
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,718,750)			5,718,750

	TOTAL INVESTMENTS - 116.4% (Cost $33,176,181)			$ 33,199,015
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.4)%			(4,677,004)
	NET ASSETS - 100.0%			$ 28,522,011

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Value and Unrealized Appreciation
105	COMEX Gold 100 Troy Ounces Futures(b)	12/30/2024	$ 27,854,400	$ 1,744,320
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSP Fund Ltd.
(c)	Rate disclosed is the seven-day effective yield as of September 30, 2024.
(d)	All or a portion of the security is on loan. Total loaned security had a value of $5,600,410 at September 30, 2024
(e)	Security purchased with cash proceeds of securities lending collateral.